Mortgage Banking (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Mortgage Banking Details
Loans originated for resale, net of principal payments	$ 42,906	$ 44,889	$ 25,685
Proceeds from loan sales	45,204	45,622	26,611
Net gains on sales of loans held for sale	1,566	1,634	672
Loan servicing fees, net of amortization	$ 167	$ 131	$ 161